UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-(405) 778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

6 Meridian Low Beta Equity Strategy ETF

6 Meridian Mega Cap Equity ETF

6 Meridian Small Cap Equity ETF

6 Meridian Hedged Equity-Index Option Strategy ETF

Semi-Annual Report

May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

6 Meridian

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A copy of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 866-SIXM-ETF (749-6383); and (ii) on the Commission’s website at https://www.sec.gov.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.3%
Communication Services — 6.1%
Activision Blizzard	3,998	$287,776
AMC Networks, Cl A*	12,151	343,508
Charter Communications, Cl A*	569	309,536
Cincinnati Bell*	19,888	292,950
Cogent Communications Holdings	3,729	285,343
Electronic Arts*	2,506	307,937
Glu Mobile*	32,770	327,045
John Wiley & Sons, Cl A	7,974	320,555
Netflix*	638	267,788
New York Times, Cl A	8,362	328,041
Spok Holdings	26,781	275,041
Take-Two Interactive Software*	2,274	309,651
TEGNA	26,894	315,198
Verizon Communications	5,257	301,647
World Wrestling Entertainment, Cl A	6,693	309,685
		4,581,701
Consumer Discretionary — 9.4%
Adtalem Global Education*	8,588	287,354
Amazon.com*	120	293,084
American Public Education*	11,639	365,814
Core-Mark Holding	11,341	317,321
Dollar General	1,695	324,609
Dollar Tree*	3,797	371,613
Domino’s Pizza	797	307,514
Dorman Products*	4,900	342,608
eBay	7,070	321,968
Fossil Group*	85,993	262,279
Gentex	11,809	312,230
Grand Canyon Education*	3,316	323,608
Murphy USA*	2,650	307,665
Description	Shares	Fair Value
Consumer Discretionary (continued)
Perdoceo Education*	22,487	$366,089
PetMed Express	7,797	281,472
Pool	1,310	352,416
Service International	7,749	305,543
Shutterstock	8,023	304,232
Sturm Ruger	5,331	332,335
Target	2,557	312,798
Tiffany	2,282	292,393
Tractor Supply	2,767	337,629
		7,022,574
Consumer Staples — 19.8%
Altria Group	8,362	326,537
B&G Foods	14,238	330,606
BJ’s Wholesale Club Holdings*	10,848	390,528
Boston Beer, Cl A*	599	338,273
Calavo Growers	5,256	307,529
Campbell Soup	5,820	296,704
Casey’s General Stores	1,981	316,425
Central Garden & Pet, Cl A*	8,531	313,002
Church & Dwight	4,025	302,157
Clorox	1,422	293,288
Coca-Cola	6,576	306,968
Coca-Cola Consolidated	1,264	307,696
Colgate-Palmolive	4,241	306,752
Conagra Brands	8,814	306,639
Costco Wholesale	944	291,196
Flowers Foods	13,617	321,225
Fresh Del Monte Produce	12,091	300,945
General Mills	4,990	314,570
Hain Celestial Group*	10,170	320,152
Hershey	2,217	300,803
Hormel Foods	6,276	306,457
Ingredion	3,616	304,576
JM Smucker	2,554	290,977
John B Sanfilippo & Son	3,326	289,162
Kellogg	4,669	304,932
Kimberly-Clark	2,147	303,672
Kroger	8,969	292,569
Lancaster Colony	2,083	319,657
McCormick	1,820	318,791
MGP Ingredients	7,975	299,142
National Beverage*	5,832	332,307
Pilgrim’s Pride*	14,238	294,299
Post Holdings*	3,390	295,133
PriceSmart	5,223	284,027
Procter & Gamble	2,613	302,899
Sanderson Farms	2,045	269,981

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Continued)

Description	Shares	Fair Value
Consumer Staples (continued)
SpartanNash	18,306	$391,931
Sprouts Farmers Market*	12,091	303,847
Tootsie Roll Industries	8,291	295,325
TreeHouse Foods*	5,808	306,140
Tyson Foods, Cl A	5,116	314,327
United Natural Foods*	27,798	544,840
Universal	6,806	299,872
Vector Group	26,894	307,398
Walgreens Boots Alliance	7,232	310,542
Walmart	2,398	297,496
WD-40	1,701	326,336
		14,798,630
Energy — 1.3%
Cabot Oil & Gas	14,690	291,450
CNX Resources*	29,154	297,079
DMC Global*	13,108	374,233
		962,762
Financials — 5.6%
Aon, Cl A	1,582	311,575
Brown & Brown	7,910	317,982
Cboe Global Markets	2,989	318,209
Employers Holdings	10,057	300,604
EZCORP, Cl A*	56,500	291,540
FGL Holdings	28,702	239,375
HCI Group	7,006	314,219
Legg Mason	5,876	292,801
Mercury General	8,249	331,857
New York Community Bancorp	29,606	297,541
Northwest Bancshares	28,363	282,495
Progressive	3,895	302,564
RenaissanceRe Holdings	1,949	327,159
Westamerica BanCorp	5,031	296,728
		4,224,649
Health Care — 22.0%
AbbVie	3,456	320,268
ABIOMED*	1,530	342,567
Addus HomeCare*	3,528	349,131
Alexion Pharmaceuticals*	3,001	359,819
Amgen	1,254	288,044
AMN Healthcare Services*	6,923	307,104
Baxter International	3,307	297,663
Becton Dickinson	1,141	281,747
Bio-Rad Laboratories, Cl A*	614	301,670
Bio-Techne	1,083	286,778
Cardiovascular Systems*	7,631	295,472
Cerner	4,356	317,552
Chemed	689	329,693
Description	Shares	Fair Value
Health Care (continued)
Corcept Therapeutics*	22,713	$343,875
Danaher	1,764	293,900
DaVita*	3,649	295,423
Eagle Pharmaceuticals*	5,481	280,956
Eli Lilly	1,921	293,817
Encompass Health	4,520	331,090
Exelixis*	11,584	286,241
Gilead Sciences	3,767	293,186
Globus Medical, Cl A*	6,132	335,114
Haemonetics*	2,825	309,846
HealthStream*	12,882	293,452
Henry Schein*	5,443	330,499
Hill-Rom Holdings	2,772	281,829
HMS Holdings*	10,735	335,362
ICU Medical*	1,316	262,700
Incyte*	3,051	310,927
Inogen*	7,119	270,522
Integra LifeSciences Holdings*	5,711	297,600
Johnson & Johnson	1,968	292,740
Lannett*	38,759	296,506
LHC Group*	2,404	390,675
Luminex	7,571	235,912
Masimo*	1,254	301,198
Merck	3,872	312,548
Meridian Bioscience*	17,967	277,770
Mesa Laboratories	1,199	316,836
Mylan*	16,950	289,337
Omnicell*	4,000	267,640
OraSure Technologies*	17,854	259,597
Owens & Minor	41,923	332,449
Penumbra*	1,590	274,148
PerkinElmer	3,164	317,888
Pfizer	7,910	302,083
Prestige Consumer Healthcare*	7,401	312,322
Quest Diagnostics	2,728	322,668
Regeneron Pharmaceuticals*	501	307,018
Repligen*	2,393	313,412
Supernus Pharmaceuticals*	12,543	302,537
Thermo Fisher Scientific	842	294,018
United Therapeutics*	2,616	308,557
West Pharmaceutical Services	1,479	319,523
		16,471,229
Industrials — 10.5%
AAON	6,028	326,537
AO Smith	6,780	322,050
ArcBest	14,125	316,259
CH Robinson Worldwide	4,068	330,038

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials (continued)
Expeditors International of Washington	3,955	$302,043
Exponent	4,460	331,111
FTI Consulting*	2,373	285,852
Heartland Express	15,029	329,135
Heidrick & Struggles International	13,786	305,773
Hub Group, Cl A*	6,621	309,664
Knight-Swift Transportation Holdings, Cl A	7,850	326,639
Landstar System	2,843	330,527
MSC Industrial Direct, Cl A	4,992	346,145
National Presto Industries	3,658	329,183
Northrop Grumman	904	303,021
Park Aerospace	22,939	278,250
Republic Services, Cl A	3,616	309,023
Rollins	7,006	292,851
Toro	4,655	330,831
TrueBlue*	20,340	314,456
United Parcel Service, Cl B	3,164	315,482
Valmont Industries	2,664	303,696
Waste Management	2,873	306,693
Watsco	1,827	325,042
Werner Enterprises	7,155	330,703
		7,901,004
Information Technology — 12.5%
Akamai Technologies*	2,889	305,656
Alarm.com Holdings*	6,146	290,644
Anixter International*	3,105	297,180
Ciena*	6,278	346,922
Citrix Systems	1,940	287,353
CommVault Systems*	6,780	274,319
CSG Systems International	6,328	299,631
Daktronics*	70,286	298,013
DSP Group*	17,967	323,765
F5 Networks*	2,051	297,231
First Solar*	6,554	305,547
Harmonic*	52,997	285,654
J2 Global*	3,684	288,457
Jack Henry & Associates	1,593	288,110
Juniper Networks	12,656	307,035
KEMET	10,848	293,221
Knowles*	20,566	309,313
LogMeIn*	3,425	290,783
MAXIMUS	4,407	317,392
MicroStrategy, Cl A*	2,373	295,391
NETGEAR*	12,817	329,781
NIC	12,430	299,066
NortonLifeLock	13,843	315,344
Description	Shares	Fair Value
Information Technology (continued)
OSI Systems*	4,134	$313,233
PC Connection	7,571	327,672
Progress Software	7,684	310,434
PTC*	4,120	314,686
Qualys*	2,627	302,946
Tech Data*	2,082	283,652
Teradata*	12,370	264,842
Tyler Technologies*	853	320,138
		9,383,411
Materials — 3.4%
AptarGroup	2,761	307,548
Balchem	3,437	345,934
Ball	4,442	316,537
NewMarket	698	304,419
Olympic Steel	32,996	363,946
Royal Gold	2,156	287,179
Sensient Technologies	6,378	319,665
Silgan Holdings	8,701	290,961
		2,536,189
Real Estate — 3.0%
CoreSite Realty‡	2,422	302,314
Extra Space Storage‡	3,314	320,630
Investors Real Estate Trust‡	4,972	352,514
Life Storage‡	3,433	334,649
PS Business Parks‡	2,412	322,340
Public Storage‡	1,595	323,370
Taubman Centers‡	6,667	275,614
		2,231,431
Utilities — 5.7%
Alliant Energy	6,328	312,350
American Electric Power	3,729	317,896
American States Water	3,955	324,350
Avista	7,295	285,745
California Water Service Group	6,488	304,936
CMS Energy	5,362	314,106
Consolidated Edison	3,955	296,862
El Paso Electric	4,294	291,863
Hawaiian Electric Industries	8,023	316,588
IDACORP	3,295	307,193
National Fuel Gas	7,176	301,177
OGE Energy	10,002	313,263
Spire	4,122	300,576
WEC Energy Group	3,431	314,726
		4,301,631
Total Common Stock (Cost $70,858,249)		74,415,211

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency, CI Institutional, 0.12%	502,586	$502,586
Total Short-Term Investment (Cost $502,586)		502,586
Total Investments — 100.0% (Cost $71,360,835)		$74,917,797

Percentages are based on Net Assets of $74,951,676.

*       Non-income producing security.

‡      Real Estate Investment Trust

Cl — Class

As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.3%
Communication Services — 9.2%
AT&T	39,744	$1,226,500
Charter Communications, Cl A*	4,416	2,402,304
Facebook, Cl A*	5,382	1,211,434
Netflix*	2,622	1,100,532
Verizon Communications	41,262	2,367,614
		8,308,384
Consumer Discretionary — 11.0%
Amazon.com*	966	2,359,329
Home Depot	4,968	1,234,449
Lowe’s	10,212	1,331,134
NIKE, Cl B	12,972	1,278,780
Target	30,360	3,713,939
		9,917,631
Consumer Staples — 21.0%
Coca-Cola	25,668	1,198,182
Colgate-Palmolive	33,396	2,415,533
Costco Wholesale	7,452	2,298,718
Kraft Heinz	39,744	1,211,000
PepsiCo	8,694	1,143,696
Philip Morris International	32,706	2,399,312
Procter & Gamble	20,424	2,367,550
Walgreens Boots Alliance	56,442	2,423,619
Walmart	28,290	3,509,658
		18,967,268
Energy — 2.6%
Chevron	12,282	1,126,259
Kinder Morgan	76,866	1,214,483
		2,340,742
Financials — 16.0%
Allstate	11,316	1,106,818
Bank of America	50,232	1,211,596
Description	Shares	Fair Value
Financials (continued)
Bank of New York Mellon	32,982	$1,225,941
Goldman Sachs Group	6,210	1,220,203
JPMorgan Chase	12,558	1,222,019
MetLife	66,792	2,405,180
Morgan Stanley	29,532	1,305,314
US Bancorp	67,206	2,389,845
Wells Fargo	91,080	2,410,888
		14,497,804
Health Care — 17.9%
AbbVie	13,524	1,253,269
Amgen	4,830	1,109,451
Biogen*	10,902	3,347,895
Eli Lilly	22,494	3,440,457
Gilead Sciences	29,532	2,298,476
Johnson & Johnson	7,728	1,149,540
Merck	15,180	1,225,330
Pfizer	62,238	2,376,869
		16,201,287
Industrials — 8.3%
3M	7,866	1,230,557
Caterpillar	10,626	1,276,501
General Dynamics	8,970	1,317,066
Lockheed Martin	3,036	1,179,304
Raytheon Technologies	20,148	1,299,949
United Parcel Service, Cl B	12,282	1,224,638
		7,528,015
Information Technology — 11.9%
Adobe*	3,036	1,173,717
Apple	3,726	1,184,644
Intel	38,778	2,440,299
International Business Machines	9,384	1,172,062
Microsoft	6,210	1,137,983
NVIDIA	3,726	1,322,805
QUALCOMM	14,490	1,171,951
Texas Instruments	10,074	1,196,187
		10,799,648
Real Estate — 1.4%
American Tower, Cl A‡	4,830	1,246,961

Total Common Stock (Cost $86,249,451)		89,807,740

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, CI Institutional, 0.12%	499,132	$499,132

Total Short-Term Investment (Cost $499,132)		499,132

Total Investments — 99.9% (Cost $86,748,583)		$90,306,872

Percentages are based on Net Assets of $90,405,756.

*       Non-income producing security.

‡      Real Estate Investment Trust

Cl — Class

As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 2.8%
Cincinnati Bell*	11,853	$174,595
Cogent Communications Holdings	2,214	169,415
Glu Mobile*	19,602	195,628
		539,638
Consumer Discretionary — 22.4%
American Public Education*	6,939	218,093
Big Lots	7,047	273,071
Caleres	27,243	195,332
Century Communities*	7,884	232,893
Children’s Place*	6,372	265,329
Conn’s*	30,888	223,011
Dave & Buster’s Entertainment*	15,930	210,117
Designer Brands, Cl A*	32,238	197,619
Dorman Products*	2,916	203,887
Garrett Motion*	35,100	181,467
Genesco*	10,449	193,202
G-III Apparel Group*	17,955	185,475
Group 1 Automotive*	3,429	215,821
Guess?	22,977	219,890
M*	6,966	233,222
Macy’s*	34,533	219,630
Movado Group*	19,008	199,584
Rent-A-Center, Cl A	8,397	213,788
Shutterstock	4,779	181,220
Sturm Ruger	3,186	198,615
		4,261,266
Consumer Staples — 12.7%
B&G Foods	8,478	196,860
Calavo Growers	3,132	183,254
Central Garden & Pet, Cl A*	5,103	187,229
Description	Shares	Fair Value
Consumer Staples (continued)
Coca-Cola Consolidated	756	$184,033
Fresh Del Monte Produce	7,236	180,104
John B Sanfilippo & Son	1,998	173,706
National Beverage*	3,483	198,461
SpartanNash	10,908	233,540
United Natural Foods*	16,632	325,987
Universal	4,050	178,443
Vector Group	16,038	183,314
WD-40	999	191,658
		2,416,589
Energy — 5.6%
Bonanza Creek Energy*	10,233	172,938
CONSOL Energy*	29,889	203,544
Penn Virginia*	30,294	265,982
ProPetro Holding*	42,471	210,231
Renewable Energy Group*	7,236	205,864
		1,058,559
Financials — 9.5%
Apollo Commercial Real Estate Finance‡	21,978	180,879
Donnelley Financial Solutions*	22,545	183,742
Employers Holdings	5,994	179,161
Encore Capital Group*	7,290	231,603
FGL Holdings	34,236	285,528
HCI Group	4,185	187,697
Meta Financial Group	10,989	199,120
NMI Holdings, Cl A*	11,799	181,292
Third Point Reinsurance*	23,841	175,947
		1,804,969
Health Care — 10.6%
Addus HomeCare*	2,106	208,411
AMN Healthcare Services*	4,131	183,251
Corcept Therapeutics*	13,581	205,616
HealthStream*	7,695	175,292
HMS Holdings*	6,399	199,905
Luminex	4,509	140,500
Meridian Bioscience*	10,719	165,716
Mesa Laboratories	729	192,638
OraSure Technologies*	10,692	155,462
Owens & Minor	25,056	198,694
Vanda Pharmaceuticals*	15,606	182,902
		2,008,387
Industrials — 15.0%
Allegiant Travel, Cl A*	2,646	281,931
EnPro Industries	4,050	182,574
Exponent	2,673	198,444

The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Harsco*	21,654	$241,659
Hawaiian Holdings*	14,850	214,286
Heidrick & Struggles International	8,262	183,251
Kaman	4,779	191,160
Meritor*	9,693	197,543
National Presto Industries	2,187	196,808
Park Aerospace	27,459	333,078
SkyWest*	7,290	233,790
TrueBlue*	12,177	188,256
Wabash National	22,545	215,305
		2,858,085
Information Technology — 9.6%
Anixter International*	1,863	178,308
Brooks Automation	4,617	184,541
CSG Systems International	3,780	178,983
Ebix	8,397	188,177
KEMET	6,480	175,154
NIC	7,425	178,646
OSI Systems*	2,484	188,213
PC Connection	4,536	196,318
Progress Software	4,590	185,436
Qualys*	1,566	180,591
		1,834,367
Materials — 5.5%
Cleveland-Cliffs*	39,420	205,772
FutureFuel	17,334	226,728
Kraton*	13,122	200,111
Olympic Steel	19,710	217,401
Warrior Met Coal	13,932	196,163
		1,046,175
Real Estate — 4.0%
DiamondRock Hospitality‡*	35,100	210,249
iStar‡	18,549	202,741
RPT Realty‡*	29,322	169,188
Washington Real Estate Investment Trust‡	8,127	178,225
		760,403
Utilities — 1.9%
American States Water	2,349	192,642
El Paso Electric	2,565	174,343
		366,985

Total Common Stock (Cost $17,449,282)		18,955,423
Description	Shares	Fair Value
EXCHANGE TRADED FUND — 0.2%
iShares Core S&P Small-Cap ETF	432	$28,572

Total Exchange Traded Fund (Cost $26,587)		28,572

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.12%	37,354	37,354

Total Short-Term Investment (Cost $37,354)		37,354

Total Investments — 100.0% (Cost $17,513,223)		$19,021,349

Percentages are based on Net Assets of $19,025,604.

*       Non-income producing security.

‡      Real Estate Investment Trust

Cl    — Class

ETF — Exchange Traded Fund

S&P — S&P 500 Index

As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK** — 91.5%
Communication Services — 8.5%
AT&T	70,189	$2,166,033
Charter Communications, Cl A*	7,859	4,275,296
Facebook, Cl A*	9,485	2,134,979
Netflix*	4,607	1,933,696
Verizon Communications	72,899	4,182,944
		14,692,948
Consumer Discretionary — 10.0%
Amazon.com*	1,626	3,971,294
Home Depot	8,672	2,154,819
Lowe’s	18,157	2,366,765
NIKE, Cl B	22,764	2,244,075
Target	53,658	6,563,982
		17,300,935
Consumer Staples — 19.4%
Coca-Cola	45,528	2,125,247
Colgate-Palmolive	59,078	4,273,111
Costco Wholesale	13,279	4,096,173
Kraft Heinz	70,460	2,146,916
PepsiCo	15,447	2,032,053
Philip Morris International	57,723	4,234,559
Procter & Gamble	36,043	4,178,105
Walgreens Boots Alliance	99,728	4,282,320
Walmart	49,864	6,186,129
		33,554,613
Energy — 2.4%
Chevron	21,680	1,988,056
Kinder Morgan	136,042	2,149,464
		4,137,520
Financials — 14.8%
Allstate	20,054	1,961,482
Bank of America	88,888	2,143,979
Bank of New York Mellon	58,265	2,165,710
Description	Shares	Fair Value
Financials (continued)
Goldman Sachs Group	11,111	$2,183,200
JPMorgan Chase	22,222	2,162,423
MetLife	117,885	4,245,039
Morgan Stanley	52,303	2,311,793
US Bancorp	118,698	4,220,901
Wells Fargo	160,974	4,260,981
		25,655,508
Health Care — 16.6%
AbbVie	24,119	2,235,108
Amgen	8,672	1,991,958
Biogen*	19,241	5,908,719
Eli Lilly	39,837	6,093,069
Gilead Sciences	52,303	4,070,742
Johnson & Johnson	13,550	2,015,563
Merck	26,829	2,165,637
Pfizer	109,755	4,191,543
		28,672,339
Industrials — 7.6%
3M	13,821	2,162,157
Caterpillar	18,699	2,246,311
General Dynamics	15,718	2,307,873
Lockheed Martin	5,149	2,000,078
Raytheon Technologies	35,501	2,290,525
United Parcel Service, Cl B	21,680	2,161,713
		13,168,657
Information Technology — 11.0%
Adobe*	5,420	2,095,372
Apple	6,504	2,067,882
Intel	68,563	4,314,669
International Business Machines	16,531	2,064,722
Microsoft	10,840	1,986,430
NVIDIA	6,504	2,309,050
QUALCOMM	25,745	2,082,256
Texas Instruments	17,615	2,091,605
		19,011,986
Real Estate — 1.2%
American Tower, Cl A‡	8,401	2,168,886
Total Common Stock (Cost $152,069,751)		158,363,392
EXCHANGE TRADED FUND** — 4.9%
iShares Short Treasury Bond ETF	76,422	8,466,793
Total Exchange Traded Fund (Cost $8,468,124)		8,466,793

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Continued)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency, CI Institutional, 0.12%	876,311	$876,311
Total Short-Term Investment (Cost $876,311)		876,311
Total Investments — 96.9% (Cost $161,414,186)		$167,706,496
WRITTEN OPTIONS*(A) — -3.5%
Total Written Options
(Premiums Received ($5,506,777))		(6,110,000)

Percentages are based on Net Assets of $172,990,997.

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS — (3.5)%
Call Options
SPX Short Index Option*	(260)	$(79,152)	$3,045.00	07/17/20	$(2,626)
SPX Short Index Option*	(260)	(79,152)	2,995.00	07/17/20	(3,484)
Total Written Options		$(158,304)			$(6,110)

*       Non-income producing security.

**     All or a portion of these securities has been pledged as collateral on written options.

‡      Real Estate Investment Trust

(A)   Refer to table below for details on Options Contracts

Cl    — Class

ETF — Exchange Traded Fund

SPX — S&P 500 Index

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Concluded)

The following is a list of the inputs used as of May 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$158,363,392	$—	$—	$158,363,392
Exchange Traded Fund	8,466,793	—	—	8,466,793
Short-Term Investment	876,311	—	—	876,311
Total Investments in Securities	$167,706,496	$—	$—	$167,706,496
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(6,110,000)	$—	$—	$(6,110,000)
Total Other Financial Instruments	$(6,110,000)	$—	$—	$(6,110,000)

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2020 (Unaudited)

	6 Meridian Low Beta Equity Strategy ETF	6 Meridian Mega Cap Equity ETF
Assets:
Investments at Cost	$71,360,835	$86,748,583
Investments at Fair Value	$74,917,797	$90,306,872
Receivable for Capital Shares Sold	663,338	1,310,320
Dividends Receivable	48,797	121,372
Total Assets	75,629,932	91,738,564

Liabilities:
Payable for Investment Securities Purchased	652,203	1,301,561
Advisory Fees Payable	16,353	19,759
Payable due to Administrator	2,789	3,370
Payable for Trustees’ Fee	1,102	1,478
Chief Compliance Officer Fees Payable	331	443
Other Accrued Expenses	5,478	6,197

Total Liabilities	678,256	1,332,808

Net Assets	$74,951,676	$90,405,756

Net Assets Consist of:
Paid-in Capital	$71,368,066	$86,757,341
Total Distributable Earnings	3,583,610	3,648,415

Net Assets	$74,951,676	$90,405,756
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,825,000	3,450,000
Net Asset Value, Offering and Redemption Price Per Share	$26.53	$26.20

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

May 31, 2020 (Unaudited) (Concluded)

	6 Meridian Small Cap Equity ETF	6 Meridian Hedged Equity-Index Option Strategy ETF
Assets:
Investments at Cost	$17,513,223	$161,414,186
Investments at Fair Value	$19,021,349	$167,706,496
Cash and Cash Equivalents	—	10,910,228
Dividends Receivable	11,411	219,570
Receivable for Capital Shares Sold	—	4,468,682
Receivable for Investment Securities Sold	—	164,483
Total Assets	19,032,760	183,469,459

Liabilities:
Advisory Fees Payable	2,273	39,551
Payable due to Administrator	756	6,746
Payable for Trustees’ Fee	317	2,850
Chief Compliance Officer Fees Payable	95	855
Options Written, at Value (Premium $— and $5,506,777)	—	6,110,000
Payable for Investment Securities Purchased	—	4,309,267
Other Accrued Expenses	3,715	9,193

Total Liabilities	7,156	10,478,462

Net Assets	$19,025,604	$172,990,997

Net Assets Consist of:
Paid-in Capital	$17,513,223	$170,573,130
Total Distributable Earnings	1,512,381	2,417,867

Net Assets	$19,025,604	$172,990,997
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	675,000	6,775,000
Net Asset Value, Offering and Redemption Price Per Share	$28.19	$25.53

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the period ended May 31, 2020 (Unaudited)

	6 Meridian Low Beta Equity Strategy ETF(1)	6 Meridian Mega Cap Equity ETF(1)
Investment Income:
Dividend Income	$53,032	$121,372
Less: Foreign Taxes Withheld	(330)	—

Total Investment Income	52,702	121,372

Expenses:
Advisory Fees	16,353	19,759
Administration Fees	2,789	3,370
Audit Fees	1,626	1,626
Trustees’ Fees	1,102	1,478
Registration Fees	1,027	1,122
Chief Compliance Officer Fees	331	443
Transfer Agent Fees	798	850
Printing Fees	220	296
Custodian Fees	157	209
Pricing Fees	128	52
Legal Fees	386	517
Other Fees	1,137	1,524
Total Expenses	26,054	31,246

Net Investment Income	26,648	90,126

Net Unrealized Appreciation on:
Investments	3,556,962	3,558,289
Net Realized and Unrealized Gain on Investments	3,556,962	3,558,289

Net Increase in Net Assets Resulting from Operations	$3,583,610	$3,648,415

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the period ended May 31, 2020 (Unaudited) (Concluded)

	6 Meridian Small Cap Equity ETF(1)	6 Meridian Hedged Equity-Index Option Strategy ETF(1)
Investment Income:
Dividend Income	$11,411	$219,570

Total Investment Income	11,411	219,570

Expenses:
Advisory Fees	4,429	39,551
Audit Fees	1,626	1,626
Registration Fees	816	1,506
Administration Fees	756	6,746
Transfer Agent Fees	683	1,056
Trustees’ Fees	317	2,850
Legal Fees	111	998
Chief Compliance Officer Fees	95	855
Printing Fees	63	570
Pricing Fees	47	81
Custodian Fees	43	416
Other Fees	327	2,941
Total Expenses	9,313	59,196
Less: Waiver of Advisory Fees	(2,157)	—

Net Expenses	7,156	59,196

Net Investment Income	4,255	160,374

Net Realized Gain (Loss) on:
Written Options	—	(3,431,594)

Net Unrealized Appreciation (Depreciation) on:
Investments	1,508,126	6,292,310
Written Options	—	(603,223)
Net Realized and Unrealized Gain on Investments	1,508,126	2,257,493

Net Increase in Net Assets Resulting from Operations	$1,512,381	$2,417,867

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

(Unaudited)

6 Meridian Low Beta Equity Strategy ETF
Period Ended May 31, 2020(1)
Operations:
Net Investment Income	$26,648
Net Change in Unrealized Appreciation on Investments	3,556,962
Net Increase in Net Assets Resulting from Operations	3,583,610

Capital Share Transactions:
Issued	71,368,066
Increase in Net Assets from Capital Share Transactions	71,368,066

Total Increase in Net Assets	74,951,676

Net Assets:
Beginning of Period	—
End of Period	$74,951,676

Share Transactions:
Issued	2,825,000

Net Increase in Shares Outstanding from Share Transactions	2,825,000

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

(Unaudited) (Continued)

6 Meridian Mega Cap Equity ETF
Period Ended May 31, 2020(1)
Operations:
Net Investment Income	$90,126
Net Change in Unrealized Appreciation on Investments	3,558,289
Net Increase in Net Assets Resulting from Operations	3,648,415

Capital Share Transactions:
Issued	86,757,341
Increase in Net Assets from Capital Share Transactions	86,757,341

Total Increase in Net Assets	90,405,756

Net Assets:
Beginning of Period	—
End of Period	$90,405,756

Share Transactions:
Issued	3,450,000

Net Increase in Shares Outstanding from Share Transactions	3,450,000

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

(Unaudited) (Continued)

6 Meridian Small Cap Equity ETF
Period Ended May 31, 2020(1)
Operations:
Net Investment Income	$4,255
Net Change in Unrealized Appreciation on Investments	1,508,126
Net Increase in Net Assets Resulting from Operations	1,512,381

Capital Share Transactions:
Issued	17,513,223
Increase in Net Assets from Capital Share Transactions	17,513,223

Total Increase in Net Assets	19,025,604

Net Assets:
Beginning of Period	—
End of Period	$19,025,604

Share Transactions:
Issued	675,000

Net Increase in Shares Outstanding from Share Transactions	675,000

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

(Unaudited) (Concluded)

6 Meridian Hedged Equity-Index Option Strategy ETF
Period Ended May 31, 2020(1)
Operations:
Net Investment Income	$160,374
Net Realized Loss on Investments and Written Options	(3,431,594)
Net Change in Unrealized Appreciation on Investments and Written Options	5,689,087
Net Increase in Net Assets Resulting from Operations	2,417,867

Capital Share Transactions:
Issued	170,573,130
Increase in Net Assets from Capital Share Transactions	170,573,130

Total Increase in Net Assets	172,990,997

Net Assets:
Beginning of Period	—
End of Period	$172,990,997

Share Transactions:
Issued	6,775,000

Net Increase in Shares Outstanding from Share Transactions	6,775,000

(1)          Commenced operations on May 8, 2020

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended May 31, 2020 (Unaudited)
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
6 Meridian Low Beta Equity Strategy ETF
2020(4)	$25.54	$0.01	$0.98	$0.99	$—	$—	$—	$26.53	$26.52	3.88%	$74,952	0.94%	0.94%	0.96%	—%
6 Meridian Mega Cap Equity ETF
2020(4)	$25.38	$0.04	$0.78	$0.82	$—	$—	$—	$26.20	$26.25	3.23%	$90,406	0.93%	0.93%	2.69%	—%
6 Meridian Small Cap Equity ETF
2020(4)	$26.43	$0.01	$1.75	$1.76	$—	$—	$—	$28.19	$28.24	6.66%	$19,026	0.95%	1.24%	0.57%	—%
6 Meridian Hedged Equity-Index Option Strategy ETF
2020(4)	$25.34	$0.03	$0.16	$0.19	$—	$—	$—	$25.53	$25.48	0.75%	$172,991	0.88%	0.88%	2.39%	—%

*     Per share data calculated using average shares method.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(4)    Commenced operations May 8, 2020.

Amounts designated as “—” are zero.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF (each, a “Fund” and collectively, the “Funds”).

Each Fund seeks to provide capital appreciation. The 6 Meridian Low Beta Equity Strategy ETF and 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The 6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on May 8, 2020.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Unit transactions for a Fund are typically conducted in exchange for the deposit or delivery of a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2020, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Options Written/Purchased — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,000 for the 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 for the 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
6 Meridian Low Beta Equity Strategy ETF	25,000	$1,000	$663,250	$1,000
6 Meridian Mega Cap Equity ETF	25,000	$500	$655,000	$500
6 Meridian Small Cap Equity ETF	25,000	$500	$704,750	$500
6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	$500	$638,250	$500

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least May 6, 2021. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Adviser to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

Sub-Advisory Agreement

6 Meridian LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Fund, calculated daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily assets each year for certain distribution-related activities. For the period ended May 31, 2020, no fees were paid by the Funds under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers and interested trustee of the Trust may also be officers of the Administrator, the Adviser or Distributor. They receive no fees for serving as officers or interested trustee of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
6 Meridian Low Beta Equity Strategy ETF*	$699,010	$—
6 Meridian Mega Cap Equity ETF*	—	—
6 Meridian Small Cap Equity ETF*	—	—
6 Meridian Hedged Equity-Index Option Strategy ETF*	11,559,216	—

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the period ended May 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
6 Meridian Low Beta Equity Strategy ETF*	$70,159,239	$—	$—
6 Meridian Mega Cap Equity ETF*	86,249,451	—	—
6 Meridian Small Cap Equity ETF*	17,475,870	—	—
6 Meridian Hedged Equity-Index Option Strategy ETF*	160,537,875	—	—

*       Commenced operations on May 8, 2020.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

For Federal income tax purposes, the cost of securities owned at May 31, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as return of capital distributions from investments related to prior years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at May 31, 2020, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
6 Meridian Low Beta Equity Strategy ETF	$71,360,835	$3,793,210	$(236,248)	$3,556,962
6 Meridian Mega Cap Equity ETF	86,748,583	3,767,451	(209,162)	3,558,289
6 Meridian Small Cap Equity ETF	17,513,223	1,628,233	(120,107)	1,508,126
6 Meridian Hedged Equity-Index Option Strategy ETF	161,414,186	6,660,360	(368,050)	6,292,310

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of any of a Funds is subject to the risk that his or her investment could lose money. Funds are subject to the principal risks noted below, unless otherwise noted. Any of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. The below list is not exhaustive of all the risks for each Fund. A more complete description and listing of each Fund’s principal risks is included in the prospectus under the “Principal Risks” heading under each Fund’s section.

Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Dividends Risk. (6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF) The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Equity Risk. The prices of equity securities in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Low Beta Style Risk. Although subject to the risks of common stocks, low beta stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low beta stocks may not produce investment exposure that has lower variability to changes in such stock price levels. Low beta stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment. The quantitative strategy used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk. (6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF) The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”), meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Quality Stocks Risk. Stocks that demonstrate attributes of quality as determined by the Sub-Adviser’s quantitative models may experience lower than expected returns or negative returns. Many factors can affect a stock’s quality and performance and the impact of these factors on a stock is impossible to predict.

Small and Mid-Capitalization Risk. (6 Meridian Low Beat Equity Strategy ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF) The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Value Style Risk. (6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF) Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

7. OTHER

At May 31, 2020, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca. Inc. and have been purchased and sold by persons other than Authorized Participants.

	Total Shares Outstanding Held	Number of Authorized Participants
6 Meridian Low Beta Equity Strategy ETF	100%	3
6 Meridian Mega Cap Equity ETF	100%	3
6 Meridian Small Cap Equity ETF	100%	2
6 Meridian Hedged Equity-Index Option Strategy ETF	100%	2

6 Meridian

Notes to Financial Statements

May 31, 2020 (Unaudited) (Concluded)

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

6 Meridian

Board Consideration of Approval of Advisory and
Sub-Advisory Agreements

(Unaudited)

At a meeting on December 5, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (the “Agreements”) with respect to the 6 Meridian Hedged Equity-Index Option Strategy ETF, 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, and 6 Meridian Small Cap Equity ETF (the “Funds”):

•     an investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”); and

•     an investment sub-advisory agreement between ETC and 6 Meridian, LLC (“6 Meridian” and, together with ETC, the “Advisers”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Funds, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Funds, including each Fund’s strategy, the focus in the markets, each Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. At the meeting, representatives from the Advisers presented additional information to help the Board evaluate the Agreements. The Board discussed the materials it received, including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory and sub-advisory agreements under the 1940 Act, considered each Adviser’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering the approval of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by ETC and 6 Meridian; (ii) ETC’s and 6 Meridian’s expected costs of and profits to be realized from providing such services, including any fall-out benefits to be enjoyed by each entity or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fees for the Funds reflects the economies of scale to be shares with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Funds, the Board considered ETC’s and 6 Meridian’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that such responsibilities would include providing investment advice to the Funds, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board considered the qualifications, experience, and responsibilities of ETC’s and 6 Meridian’s investment personnel, the quality of each of ETC’s and 6 Meridian’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board noted that Independent Trustee Counsel had previously reviewed

6 Meridian

Board Consideration of Approval of Advisory and
Sub-Advisory Agreements

(Unaudited) (Concluded)

ETC’s and 6 Meridian’s registration forms on Form ADV as well as ETC’s and 6 Meridian’s responses to a detailed series of questions, which included a description of ETC’s and 6 Meridian’s operations, service offerings, personnel (including, with respect to 6 Meridian, information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Funds), compliance program, risk management program, and financial condition, and the Board took into consideration confirmation from ETC that there had been no material changes to such information since it was last presented to the Board. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services to be provided to the Funds by ETC,, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Funds are new and have not commenced operations, the Board noted that there were no historical performance records to consider.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by ETC and 6 Meridian.

Cost of Advisory Services and Profitability

The Board reviewed the advisory and sub-advisory fees to be paid to ETC and 6 Meridian for their services to the Funds under the Agreements. The Board reviewed the report comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Funds’ advisory fees were within the range, but on the high end of the range, of advisory fees paid by the peer funds. The Board further noted that the Adviser expected to implement a contractual waiver of its advisory fee for each Fund. The Board discussed that, unlike other series of the Trust, the Funds’ fee structure was not a “unified” management fee.. The Board considered the costs and expenses to be incurred by ETC and 6 Meridian in providing advisory services, evaluated the compensation and benefits to be received by ETC and 6 Meridian from their relationship with the Funds, and reviewed a profitability analysis from ETC with respect to each Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the expected costs, and anticipated profits, of the advisory services to the Funds, and the potential for economies of scale as Fund assets grow.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix on information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Funds and their shareholders.

6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Annualized Expense Ratios	Expenses Paid During Period
6 Meridian Low Beta Equity Strategy ETF*
Actual Fund Return	$ 1,000.00	$ 1,038.80	0.94%	$ 0.60(1)
Hypothetical 5% Return	$ 1,000.00	$ 1,020.80	0.94%	$ 4.75(2)
6 Meridian Mega Cap Equity ETF*
Actual Fund Return	$ 1,000.00	$ 1,032.30	0.93%	$ 0.59(1)
Hypothetical 5% Return	$ 1,000.00	$ 1,020.85	0.93%	$ 4.70(2)
6 Meridian Small Cap Equity ETF*
Actual Fund Return	$ 1,000.00	$ 1,066.60	0.95%	$ 0.62(1)
Hypothetical 5% Return	$ 1,000.00	$ 1,020.75	0.95%	$ 4.80(2)
6 Meridian Hedged Equity-Index Option Strategy ETF*
Actual Fund Return	$ 1,000.00	$ 1,007.50	0.88%	$ 0.56(1)
Hypothetical 5% Return	$ 1,000.00	$ 1,021.05	0.88%	$ 4.45(2)

*       Commenced operations on May 8, 2020.

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 23/366 (to reflect from commencement to period end).

(2)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period shown).

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10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Sub-Adviser:
6 Meridian LLC
8301 E 21st St. North
Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

MER-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 7, 2020	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 7, 2020	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: August 7, 2020	Treasurer